Stock-Based Compensation (Narrative)(Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation expense for stock option and incentive shares plans	$ 221	$ 100	$ 121
Income tax benefits recognized in income statement for compensation arrangements	68	28	32
Unrecognized compensation cost related to non-vested awards granted	316
Unrecognized compensation cost is expected to be recognized, weighted-average period, years	2 years 8 months
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of options granted at the closing market price of common stock on the grant date	100.00%
Percentage of options granted at average of high and low prices of common stock on date of grant			100.00%
Amount of stock option vesting per year	one-third
Stock option expiration years from date of grant years	10 years
Share-based compensation arrangement by share-based payment award, number of shares available for grant	19,100,000
Weighted-average price of shares granted	$ 10.12	$ 7.53	$ 11.00
Cash received for stock options exercises	104	42	65
Options exercised, total intrinsic value	66	38	49
Actual tax benefit realized from tax deductions related to option exercises	7	11	16
Risk-free interest rate	1.20%	1.30%	1.90%
Expected dividend yield	3.20%	3.70%	2.60%
Expected volatility rate	28.00%	27.00%	25.00%
Expected life of option	7 years	7 years	7 years
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding performance shares awarded primarily in 2010	5,201,866
Percentage of awards granted in 2010, performance level met	93.00%
Performance shares awarded primarily in 2010, performance level met	4,837,739
Performance shares to be distributed in 2014	2,902,647
Performance shares awarded primarily in 2010, subject to employees providing one additional year of service	1,935,092
Performance shares awarded in 2013, outstanding and contingent on meeting performance objectives through 2016 and provision of service by the employees	5,118,500
Percentage of awards granted in 2007, performance level met			96.00%
Shares vested in period			4,777,248
Common shares issued			2,841,534
Shares withheld for income tax			1,661,045
Paid in cash for share-based compensation			274,669
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vested in period	390,000
Common shares issued	231,983
Shares withheld for income tax	158,017
Unvested shares outstanding	1,275,000
Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, minimum, in years	3 years
Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, minimum, in years	10 years
Incentive Shares Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	5,000,000
Shares vested in period	390,000
Unvested shares outstanding	11,231,000	6,799,000
Total fair value of shares vested	19	15	276
Cash paid primarily for tax withholdings	$ 8	$ 6	$ 113
Restricted Stock For Non Management Directors Member
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, number of shares available for grant	269,750
Restricted stock awarded	18,864
Restricted stock units awarded	4,398